Brandes Separately Managed Account Reserve Trust
Brandes Separately Managed Account Reserve Trust
Investment Objective
The Separately Managed Account Reserve Trust (the “Fund”) seeks to maximize long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Brandes Separately Managed Account Reserve Trust Brandes Separately Managed Account Reserve Trust USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (fees paid from Fund assets)
Annual Fund Operating Expenses	Brandes Separately Managed Account Reserve Trust Brandes Separately Managed Account Reserve Trust	[1]
Management Fees	none	[2]
Other Expenses	none	[3]
Total Annual Fund Operating Expenses	none
[1]	Investors in the Fund must be clients of "wrap account" programs sponsored by broker-dealers which have agreements with the Advisor, or certain other persons or entities. Investors pay management fees and other expenses at the wrap account level. See "Shareholder Information."
[2]	Investors pay any management fees, advisory fees or expenses at the wrap account level. The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor.
[3]	Investors pay any ordinary expenses at the wrap account level. The Fund does not pay any ordinary expenses.

Example
This Example illustrates the amount of expenses you could incur if the Advisor charged the Fund for its services.(1)  This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example		1 Year	3 Years	5 Years	10 Years
Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust | USD ($)	[1]	none	none	none	none
[1]	Investors pay any management fees, advisory fees or expenses at the wrap account level. The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.74%.

Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of debt securities. These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities.  The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging.  Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  (Up to 60% of the Fund’s total debt securities may be junk bonds.)  The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requirements for redemption of Fund shares.

Principal Investment Risks
Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Credit Risk – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.

•
Currency Risk – Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Equity Market Risk – The Fund may invest in preferred stocks.  The values of equity securities fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. The interrelationships of the global economy, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund.

•
Interest Rate Risk – As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates.  When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell.  The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.  Illiquid securities may also be difficult to value.

•
Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.  When interest rates rise, prepayments may decline, resulting in longer-than-anticipated maturities.

•
Non-Investment Grade (High Yield Bond) Securities Risk – Below investment grade debt securities (commonly known as “high yield bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk – The Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

•
U.S. Government Obligations Risk – Securities issued by the U.S. Treasury and certain U.S. government agencies are backed by the full faith and credit of the U.S. government.  While this guarantee should ensure the timely repayment of all principal and interest, it does not mean that the market value of such securities cannot be adversely impacted by changes in interest rates, similar to non-U.S. government-issued fixed income securities.  Securities issued by certain other U.S. government-related entities, principally Fannie Mae and Freddie Mac, are often categorized as U.S. government obligations, but do not enjoy the full backing of the U.S. government.

•
Value Style Risk – In managing the Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund since its inception.  The table below compares the Fund’s total return over time to a broad-based index and to a secondary benchmark which provides an additional market comparison.  The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.brandesfunds.com. Performance does not reflect the fees charged in the wrap program.

Separately Managed Account Reserve Trust Year-by-Year Total Returns as of December 31,

Best Quarter	Q2	2009	20.91%
Worst Quarter	Q3	2008	-16.44%

Average Annual Total Returns For periods ending December 31, 2017
Average Annual Returns - Brandes Separately Managed Account Reserve Trust	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Brandes Separately Managed Account Reserve Trust	Return Before Taxes	4.77%	4.57%	5.91%
After Taxes on Distributions | Brandes Separately Managed Account Reserve Trust	Return After Taxes on Distributions	2.93%	2.42%	3.42%
After Taxes on Distributions and Sale of Fund Shares | Brandes Separately Managed Account Reserve Trust	Return After Taxes on Distributions and Sale of Fund Shares	2.70%	2.52%	3.47%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%
Bloomberg Barclays U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.67%	2.43%	4.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.